Valuation Allowance For Deferred Tax Asset (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Valuation allowance for the deferred tax asset increased by approximately	$ 1,300	$ (10,600)